Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	27.10%	29.20%	29.20%
Indefinitely reinvested earnings	$ 24,100
Estimated taxes if indefinitely reinvested earnings were distributed	7,200
Unrecognized tax benefits	38,860	$ 34,027	$ 24,914
Recognized interest and penalties	0	2,300	$ 1,200
Other long-term liabilities
Income Taxes [Line Items]
Penalties and interest accrued	$ 0	$ 4,800